UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                             811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active Midcap Fund (formerly, Dreyfus New Leaders Fund)

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2009 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--18.5%
Apollo Group, Cl. A	70,900 a,b	5,553,597
Big Lots	139,000 b	2,888,420
Dollar Tree	129,400 b	5,764,770
Family Dollar Stores	178,900	5,969,893
Ford Motor	437,700 a,b	1,151,151
GameStop, Cl. A	175,100 b	4,906,302
Gannett	627,200 a	1,379,840
Gap	39,100	507,909
H & R Block	60,300	1,096,857
Hasbro	185,400	4,647,978
Leggett & Platt	107,400	1,395,126
Liberty Global, Cl. A	96,100 a,b	1,399,216
Limited Brands	179,100	1,558,170
Liz Claiborne	375,300 a	926,991
Marvel Entertainment	79,200 a,b	2,102,760
Panera Bread, Cl. A	59,600 a,b	3,331,640
Priceline.com	34,700 a,b	2,733,666
Ross Stores	26,700	957,996
Sherwin-Williams	17,500 a	909,475
Snap-On	147,600	3,704,760
Strayer Education	23,700 a	4,262,919
Wyndham Worldwide	696,100	2,923,620
Yum! Brands	217,700	5,982,396
		66,055,452
Consumer Staples--4.7%
Alberto-Culver	178,900	4,044,929
ConAgra Foods	319,800	5,395,026
Constellation Brands, Cl. A	215,800 b	2,568,020
H.J. Heinz	43,100	1,424,886
Lorillard	31,100	1,920,114
SUPERVALU	111,300	1,589,364
		16,942,339
Energy--8.7%
Arch Coal	266,100 a	3,557,757
Consol Energy	158,900	4,010,636
Diamond Offshore Drilling	75,300 a	4,733,358
Dresser-Rand Group	197,500 b	4,364,750
Frontline	122,400 a	2,128,536
Global Industries	222,100 a,b	852,864
Massey Energy	60,500	612,260
Murphy Oil	25,500	1,141,635
Overseas Shipholding Group	123,500 a	2,799,745
Southwestern Energy	198,400 b	5,890,496
Walter Industries	36,200 a	827,894
		30,919,931

Financial--16.0%
American Financial Group	217,000	3,482,850
Ameriprise Financial	111,400	2,282,586
Annaly Capital Management	91,600	1,270,492
Apartment Investment & Management,
Cl. A	19,125 a	104,805
Associated Banc-Corp	279,100 a	4,309,304
Astoria Financial	478,400	4,396,496
AvalonBay Communities	14,700 a	691,782
Boston Properties	22,600 a	791,678
Brandywine Realty Trust	13,500	38,475
CNA Financial	118,700	1,087,292
Digital Realty Trust	13,900 a	461,202
Equity Residential	50,700	930,345
Federal Realty Investment Trust	11,000 a	506,000
Federated Investors, Cl. B	199,600	4,443,096
Genworth Financial, Cl. A	934,100	1,774,790
HCP	47,800 a	853,230
Health Care REIT	17,800 a	544,502
Host Hotels & Resorts	105,310 a	412,815
Hudson City Bancorp	412,700	4,824,463
Kimco Realty	38,800 a	295,656
Nationwide Health Properties	18,700 a	414,953
New York Community Bancorp	258,500	2,887,445
Northern Trust	105,000	6,281,100
Plum Creek Timber	32,100 a	933,147
Principal Financial Group	181,400 a	1,483,852
ProLogis	48,500 a	315,250
Protective Life	487,100	2,557,275
Public Storage	21,300	1,176,825
Rayonier	14,800 a	447,256
Regency Centers	13,000 a	345,410
SL Green Realty	10,500 a	113,400
SLM	87,200 b	431,640
St. Joe	17,400 a,b	291,276
Taubman Centers	8,700 a	148,248
Transatlantic Holdings	5,200	185,484
UDR	23,215 a	199,881
Unitrin	140,500	1,964,190
Ventas	24,900 a	562,989
Vornado Realty Trust	25,000 a	831,000
Weingarten Realty Investors	14,100 a	134,232
XL Capital, Cl. A	375,300	2,049,138
		57,255,850
Health Care--10.4%
AmerisourceBergen	133,200	4,350,312
Cephalon	12,600 a,b	858,060
Endo Pharmaceuticals Holdings	196,200 b	3,468,816
Express Scripts	106,800 b	4,930,956
Gen-Probe	93,400 b	4,257,172
Henry Schein	10,800 b	432,108
Life Technologies	27,800 b	902,944

Masimo	42,400 b	1,228,752
Mylan	202,200 a,b	2,711,502
Omnicare	109,100	2,671,859
Resmed	59,400 b	2,099,196
Teleflex	21,900	856,071
Universal Health Services, Cl. B	105,700 a	4,052,538
Vertex Pharmaceuticals	28,500 a,b	818,805
Warner Chilcott, Cl. A	316,900 a,b	3,333,788
		36,972,879
Industrial--12.5%
Alliant Techsystems	55,100 a,b	3,690,598
Avery Dennison	19,500	435,630
C.H. Robinson Worldwide	32,200	1,468,642
Cintas	25,100	620,472
Corporate Executive Board	220,600	3,198,700
Delta Air Lines	112,400 a,b	632,812
Dover	36,600	965,508
Dun & Bradstreet	8,700	669,900
Equifax	24,400	596,580
Expeditors International
Washington	40,200	1,137,258
Flowserve	82,700	4,641,124
Fluor	117,700	4,066,535
Goodrich	30,200	1,144,278
ITT	125,100	4,812,597
Jacobs Engineering Group	24,000 b	927,840
KBR	296,000	4,087,760
L-3 Communications Holdings	54,100	3,667,980
Pall	167,500	3,422,025
Pitney Bowes	39,200	915,320
Republic Services	60,410	1,036,032
Southwest Airlines	79,700	504,501
Stericycle	15,900 b	758,907
SunPower, Cl. A	58,000 a,b	1,379,240
		44,780,239
Information Technology--15.0%
ADTRAN	259,600	4,208,116
Allegheny Technologies	18,600 a	407,898
Alliance Data Systems	78,500 a,b	2,900,575
Altera	303,700	5,329,935
BMC Software	92,900 b	3,065,700
Cree	199,600 a,b	4,696,588
Diebold	167,700	3,580,395
Dolby Laboratories, Cl. A	93,200 a,b	3,179,052
FactSet Research Systems	39,000 a	1,949,610
Fiserv	84,200 b	3,069,932
FLIR Systems	199,800 a,b	4,091,904
Linear Technology	22,300 a	512,454
Mettler-Toledo International	9,500 b	487,635
NCR	292,600 a,b	2,326,170
Novell	1,069,600 b	4,556,496
Nuance Communications	293,300 a,b	3,185,238

Silicon Laboratories	72,000 b	1,900,800
Sohu.com	88,900 a,b	3,672,459
VeriSign	23,200 b	437,784
		53,558,741
Materials--7.5%
Ball	18,700	811,580
Eastman Chemical	172,600 a	4,625,680
Ecolab	152,200	5,285,906
Nalco Holding	356,800	4,663,376
Olin	144,600	2,063,442
Pactiv	214,400 b	3,128,096
Rohm & Haas	24,200	1,907,928
Sealed Air	38,000	524,400
Terra Industries	17,500	491,575
Worthington Industries	369,400 a	3,217,474
		26,719,457
Telecommunication Services--.6%
CenturyTel	20,000 a	562,400
Embarq	28,000	1,059,800
Frontier Communications	60,000	430,800
		2,053,000
Utilities--5.7%
Alliant Energy	21,200	523,428
Ameren	39,600	918,324
Aqua America	25,900 a	518,000
CenterPoint Energy	62,400	650,832
CMS Energy	42,800 a	506,752
Consolidated Edison	48,300	1,913,163
DTE Energy	30,200	836,540
Edison International	23,900	688,559
Integrys Energy	14,700	382,788
Mirant	28,900 b	329,460
NiSource	52,500	514,500
NRG Energy	44,900 b	790,240
NSTAR	19,400	618,472
PG & E	63,200	2,415,504
PPL	158,200	4,541,922
TECO Energy	40,000	446,000
WGL Holdings	75,000	2,460,000
Xcel Energy	73,000	1,359,990
		20,414,474
Total Common Stocks
(cost $388,144,166)		355,672,362

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,082,000)	3,082,000 [c]	3,082,000

Investment of Cash Collateral for
Securities Loaned--21.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $78,398,690)	78,398,690 [c]	78,398,690

Total Investments (cost $469,624,856)	122.4%	437,153,052
Liabilities, Less Cash and Receivables	(22.4%)	(80,129,170)
Net Assets	100.0%	357,023,882

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $76,542,678 and the total market value of the collateral held by the fund is $78,398,690.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $469,624,856.

Net unrealized depreciation on investments was $32,471,804 of which $15,506,206 related to appreciated investment securities and $47,978,010 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	437,153,052	0	0	437,153,052
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)